787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 18, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Hedge Fund Guided Portfolio Solution

Securities Act File No. 333-251797; Investment Company Act File No. 811-23626

Ladies and Gentlemen:

On behalf of BlackRock Hedge Fund Guided Portfolio Solution (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed to incorporate comments received from the staff of the Securities and Exchange Commission with respect to the Registration Statement, to update certain information in the Registration Statement and to attach certain exhibits.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Dean A. Caruvana, Esq., BlackRock Advisors, LLC
Jay Spinola, Esq., Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    HOUSTON     PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS     LONDON    FRANKFURT    BRUSSELS    MILAN    ROME